Deferred Income	6 Months Ended
Jun. 30, 2025
Deferred Income
Deferred Income

11. Deferred Income

The following table summarizes details of deferred income at June 30, 2025 and December 31, 2024. The nature of the deferred income is described in Note 13 and 14.

	June 30,	December 31,
	2025	2024
	€1,000	€1,000
Payments from Eli Lilly and Company	17,390	21,501
Payments from Rett Syndrome Research Trust	60	441
Current deferred income	17,450	21,942

Payments from Eli Lilly and Company	26,985	29,429
Non-current deferred income	26,985	29,429

Total deferred income	44,435	51,371

c